UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21670
Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund II
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

September 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund II	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks(1) — 103.8%

Security	Shares	Value
Aerospace & Defense — 2.6%
Alliant Techsystems, Inc.(2)	43,163	$3,360,239
General Dynamics Corp.	102,885	6,646,371
Lockheed Martin Corp.	71,800	5,606,144

		$15,612,754

Air Freight & Logistics — 0.7%
FedEx Corp.	55,167	$4,149,662

		$4,149,662

Beverages — 3.9%
Coca-Cola Co. (The)	180,872	$9,712,826
PepsiCo, Inc.	242,245	14,210,092

		$23,922,918

Biotechnology — 2.2%
Amgen, Inc.(2)	169,415	$10,203,865
Celgene Corp.(2)	31,199	1,744,024
Gilead Sciences, Inc.(2)	30,355	1,413,936

		$13,361,825

Capital Markets — 1.1%
Goldman Sachs Group, Inc.	35,146	$6,479,165

		$6,479,165

Chemicals — 0.7%
Air Products and Chemicals, Inc.	24,411	$1,893,806
Monsanto Co.	32,878	2,544,757

		$4,438,563

Commercial Banks — 2.2%
PNC Financial Services Group, Inc.	58,340	$2,834,741
Sterling Bancshares, Inc.	470,745	3,441,146
U.S. Bancorp	123,773	2,705,678
Wells Fargo & Co.	148,318	4,179,601

		$13,161,166

Commercial Services & Supplies — 0.8%
Waste Management, Inc.	159,167	$4,746,360

		$4,746,360

Communications Equipment — 5.8%
Brocade Communications Systems, Inc.(2)	777,818	$6,113,649
Cisco Systems, Inc.(2)	606,954	14,287,697
QUALCOMM, Inc.	332,360	14,949,553

		$35,350,899

Computers & Peripherals — 10.9%
Apple, Inc.(2)	122,855	$22,773,631
Hewlett-Packard Co.	468,240	22,105,611
International Business Machines Corp.	183,276	21,921,642

		$66,800,884

Construction & Engineering — 0.4%
Fluor Corp.	53,374	$2,714,068

		$2,714,068

Security	Shares	Value
Consumer Finance — 0.7%
Discover Financial Services	271,507	$4,406,559

		$4,406,559

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	71,947	$1,943,288

		$1,943,288

Electric Utilities — 0.3%
American Electric Power Co., Inc.	60,614	$1,878,428

		$1,878,428

Electrical Equipment — 1.1%
Emerson Electric Co.	169,696	$6,801,416

		$6,801,416

Electronic Equipment, Instruments & Components — 1.1%
Agilent Technologies, Inc.(2)	239,495	$6,665,146

		$6,665,146

Energy Equipment & Services — 1.5%
Diamond Offshore Drilling, Inc.	44,213	$4,223,226
Schlumberger, Ltd.	82,554	4,920,218

		$9,143,444

Food & Staples Retailing — 3.5%
CVS Caremark Corp.	184,998	$6,611,829
Kroger Co. (The)	198,312	4,093,160
Wal-Mart Stores, Inc.	221,394	10,868,231

		$21,573,220

Food Products — 2.3%
Nestle SA	134,351	$5,735,532
Nestle SA ADR	188,169	8,032,935

		$13,768,467

Health Care Equipment & Supplies — 3.8%
Baxter International, Inc.	85,459	$4,872,018
Boston Scientific Corp.(2)	286,374	3,032,701
Covidien, Ltd.	79,571	3,442,241
HeartWare International, Inc.(2)	5,242,244	4,447,090
Thoratec Corp.(2)	249,073	7,539,440

		$23,333,490

Health Care Providers & Services — 2.6%
Aetna, Inc.	187,438	$5,216,399
Fresenius Medical Care AG & Co. KGaA ADR	51,174	2,545,395
UnitedHealth Group, Inc.	201,190	5,037,798
VCA Antech, Inc.(2)	124,509	3,348,047

		$16,147,639

Hotels, Restaurants & Leisure — 2.1%
Carnival Corp.	109,710	$3,651,149
McDonald’s Corp.	161,385	9,210,242

		$12,861,391

Household Durables — 0.9%
Whirlpool Corp.	81,956	$5,733,642

		$5,733,642

Security	Shares	Value
Household Products — 3.8%
Colgate-Palmolive Co.	129,571	$9,883,676
Procter & Gamble Co.	226,908	13,142,511

		$23,026,187

Industrial Conglomerates — 1.1%
General Electric Co.	417,869	$6,861,409

		$6,861,409

Insurance — 0.6%
Prudential Financial, Inc.	74,796	$3,733,068

		$3,733,068

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.(2)	78,071	$7,288,708

		$7,288,708

Internet Software & Services — 3.6%
Akamai Technologies, Inc.(2)	135,518	$2,666,994
Google, Inc., Class A(2)	28,194	13,979,995
VeriSign, Inc.(2)	230,592	5,462,725

		$22,109,714

IT Services — 1.5%
MasterCard, Inc., Class A	28,448	$5,750,763
Western Union Co.	172,215	3,258,308

		$9,009,071

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.(2)	80,434	$3,512,553

		$3,512,553

Machinery — 2.8%
Danaher Corp.	94,624	$6,370,088
Deere & Co.	83,856	3,599,099
Illinois Tool Works, Inc.	166,531	7,112,539

		$17,081,726

Media — 1.4%
Walt Disney Co. (The)	302,205	$8,298,549

		$8,298,549

Metals & Mining — 4.1%
BHP Billiton, Ltd. ADR	48,605	$3,208,416
Freeport-McMoRan Copper & Gold, Inc.	61,433	4,214,918
Goldcorp, Inc.	353,730	14,280,080
United States Steel Corp.	72,094	3,198,811

		$24,902,225

Multi-Utilities — 0.5%
Public Service Enterprise Group, Inc.	90,829	$2,855,664

		$2,855,664

Multiline Retail — 0.6%
Target Corp.	81,684	$3,813,009

		$3,813,009

Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	68,600	$4,303,278
Chevron Corp.	45,000	3,169,350

Security	Shares	Value
Exxon Mobil Corp.	87,000	$5,969,070
Hess Corp.	43,844	2,343,900
Occidental Petroleum Corp.	46,920	3,678,528
XTO Energy, Inc.	61,958	2,560,105

		$22,024,231

Personal Products — 0.7%
Avon Products, Inc.	125,015	$4,245,509

		$4,245,509

Pharmaceuticals — 8.1%
Abbott Laboratories	153,755	$7,606,260
Bristol-Myers Squibb Co.	278,464	6,271,009
Johnson & Johnson	179,561	10,933,469
Merck & Co., Inc.	193,468	6,119,393
Pfizer, Inc.	391,309	6,476,164
Shire PLC ADR	83,351	4,358,424
Teva Pharmaceutical Industries, Ltd. ADR	81,359	4,113,511
Wyeth	73,707	3,580,686

		$49,458,916

Professional Services — 0.5%
Equifax, Inc.	105,630	$3,078,058

		$3,078,058

Real Estate Investment Trusts (REITs) — 0.4%
AvalonBay Communities, Inc.	16,707	$1,215,100
Boston Properties, Inc.	20,525	1,345,414

		$2,560,514

Road & Rail — 1.2%
CSX Corp.	97,386	$4,076,578
Kansas City Southern(2)	116,296	3,080,681

		$7,157,259

Semiconductors & Semiconductor Equipment — 4.0%
ASML Holding NV	118,976	$3,518,120
Atheros Communications, Inc.(2)	207,536	5,505,930
Broadcom Corp., Class A(2)	57,015	1,749,791
NVIDIA Corp.(2)	429,159	6,450,260
ON Semiconductor Corp.(2)	658,497	5,432,600
Tessera Technologies, Inc.(2)	57,047	1,591,041

		$24,247,742

Software — 5.9%
McAfee, Inc.(2)	95,250	$4,170,997
Microsoft Corp.	877,135	22,709,025
Oracle Corp.	366,140	7,630,358
Salesforce.com, Inc.(2)	28,619	1,629,280

		$36,139,660

Specialty Retail — 3.8%
Advance Auto Parts, Inc.	84,502	$3,319,238
Best Buy Co., Inc.	128,395	4,817,380
Gap, Inc. (The)	102,897	2,201,996
Home Depot, Inc.	185,056	4,929,892
Staples, Inc.	200,572	4,657,282
TJX Companies, Inc. (The)	86,072	3,197,575

		$23,123,363

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.2%
Hanesbrands, Inc.(2)	155,217	$3,321,644
NIKE, Inc., Class B	59,931	3,877,535

		$7,199,179

Tobacco — 1.1%
Philip Morris International, Inc.	132,943	$6,479,642

		$6,479,642

Total Common Stocks (identified cost $597,900,415)		$633,200,350

Short-Term Investments — 0.2%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(3)	$1,131	$1,131,484

Total Short-Term Investments (identified cost $1,131,484)		$1,131,484

Total Investments (identified cost $599,031,899)		$634,331,834

Covered Call Options Written — (4.1)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Abbott Laboratories	685	$45.00	11/21/09	$(308,250)
Advance Auto Parts, Inc.	380	45.00	12/19/09	(26,600)
Aetna, Inc.	1,255	30.00	10/17/09	(56,475)
Agilent Technologies, Inc.	1,365	30.00	1/16/10	(166,530)
Air Products and Chemicals, Inc.	244	80.00	12/19/09	(79,300)
Alliant Techsystems, Inc.	220	80.00	11/21/09	(47,300)
Amazon.com, Inc.	475	85.00	10/17/09	(432,250)
American Electric Power Co., Inc.	420	32.50	11/21/09	(12,600)
Amgen, Inc.	1,435	60.00	10/17/09	(192,290)
Anadarko Petroleum Corp.	520	55.00	11/21/09	(473,200)
Apple, Inc.	830	150.00	10/17/09	(2,925,750)
ASML Holding NV	1,189	25.00	10/17/09	(535,050)
AT&T, Inc.	300	24.00	10/17/09	(87,600)
Atheros Communications, Inc.	1,335	30.00	12/19/09	(133,500)
AvalonBay Communities, Inc.	70	75.00	1/16/10	(42,000)
Avon Products, Inc.	745	33.00	10/17/09	(96,850)
Baxter International, Inc.	435	57.50	11/21/09	(93,525)
Best Buy Co., Inc.	850	39.00	12/19/09	(170,850)
BHP Billiton, Ltd. ADR	395	65.00	11/21/09	(181,700)
Boston Properties, Inc.	80	70.00	1/16/10	(36,400)
Boston Scientific Corp.	1,835	12.50	11/21/09	(18,350)
Bristol-Myers Squibb Co.	1,905	23.00	12/19/09	(152,400)
Broadcom Corp., Class A	255	31.00	1/16/10	(68,085)
Brocade Communications Systems, Inc.	7,778	9.00	10/17/09	(38,890)
Carnival Corp.	475	27.50	10/17/09	(279,300)
Celgene Corp.	135	47.00	10/17/09	(120,825)
Chevron Corp.	325	75.00	12/19/09	(39,000)
Cisco Systems, Inc.	3,560	20.00	10/17/09	(1,263,800)
Coca-Cola Co. (The)	725	50.00	11/21/09	(311,750)
Colgate-Palmolive Co.	885	75.00	11/21/09	(250,455)

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Covidien, Ltd.	465	$40.00	10/17/09	$(149,265)
CSX Corp.	715	45.00	11/21/09	(107,250)
CVS Caremark Corp.	1,165	36.00	11/21/09	(154,945)
Danaher Corp.	675	65.00	12/19/09	(310,500)
Deere & Co.	320	45.00	12/19/09	(72,000)
Diamond Offshore Drilling, Inc.	315	95.00	12/19/09	(217,350)
Discover Financial Services	2,715	12.50	10/17/09	(814,500)
Emerson Electric Co.	1,065	40.00	12/19/09	(223,650)
Equifax, Inc.	225	30.00	10/17/09	(5,625)
Exxon Mobil Corp.	470	70.00	10/17/09	(30,080)
FedEx Corp.	205	60.00	10/17/09	(307,500)
Fluor Corp.	425	50.00	10/17/09	(85,000)
Freeport-McMoRan Copper & Gold, Inc.	525	65.00	11/21/09	(388,500)
Gap, Inc. (The)	760	22.50	12/19/09	(79,800)
General Dynamics Corp.	720	60.00	11/21/09	(374,400)
General Electric Co.	3,105	16.00	12/19/09	(478,170)
Gilead Sciences, Inc.	155	47.50	11/21/09	(25,110)
Goldman Sachs Group, Inc.	290	145.00	10/17/09	(1,132,450)
Google, Inc., Class A	200	480.00	12/19/09	(696,000)
Hanesbrands, Inc.	1,215	22.50	10/17/09	(54,675)
Hess Corp.	270	55.00	11/21/09	(76,950)
Hewlett-Packard Co.	3,015	45.00	11/21/09	(964,800)
Home Depot, Inc.	1,340	27.50	11/21/09	(111,220)
Illinois Tool Works, Inc.	1,065	45.00	12/19/09	(149,100)
International Business Machines Corp.	1,155	110.00	10/17/09	(1,178,100)
Johnson & Johnson	865	60.00	10/17/09	(121,100)
Kansas City Southern	1,162	30.00	12/19/09	(127,820)
Kroger Co. (The)	900	22.50	10/17/09	(2,250)
Lockheed Martin Corp.	305	75.00	12/19/09	(183,000)
MasterCard, Inc., Class A	110	180.00	10/17/09	(244,200)
McAfee, Inc.	625	45.00	12/19/09	(137,500)
McDonald’s Corp.	755	57.50	12/19/09	(132,880)
Merck & Co., Inc.	655	29.00	10/17/09	(176,850)
Microsoft Corp.	4,350	25.00	10/17/09	(430,650)
Monsanto Co.	95	75.00	10/17/09	(33,630)
NIKE, Inc., Class B	425	55.00	10/17/09	(408,000)
NVIDIA Corp.	2,995	17.00	12/19/09	(140,765)
Occidental Petroleum Corp.	375	75.00	11/21/09	(232,125)
ON Semiconductor Corp.	6,511	7.50	10/17/09	(520,880)
Oracle Corp.	2,775	23.00	12/19/09	(111,000)
PepsiCo, Inc.	1,540	55.00	10/17/09	(600,600)
Pfizer, Inc.	3,200	17.00	12/19/09	(185,600)
Philip Morris International, Inc.	780	48.00	12/19/09	(179,400)
PNC Financial Services Group, Inc.	255	42.50	11/21/09	(186,150)
Procter & Gamble Co.	795	55.00	10/17/09	(254,400)
Prudential Financial, Inc.	440	50.00	12/19/09	(220,000)
Public Service Enterprise Group, Inc.	455	35.00	12/19/09	(11,375)
QUALCOMM, Inc.	2,730	47.50	10/17/09	(70,980)
Salesforce.com, Inc.	140	60.00	1/16/10	(63,000)
Schlumberger, Ltd.	645	60.00	11/21/09	(225,750)
Shire PLC ADR	405	42.50	10/17/09	(398,925)
Staples, Inc.	1,570	23.00	12/19/09	(251,200)
Sterling Bancshares, Inc.	2,815	7.50	12/19/09	(168,900)
Target Corp.	570	40.00	10/17/09	(384,750)
Tessera Technologies, Inc.	285	30.00	12/19/09	(51,300)
Teva Pharmaceutical Industries, Ltd. ADR	375	52.50	12/19/09	(48,750)
Thermo Fisher Scientific, Inc.	804	50.00	12/19/09	(32,160)

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
TJX Companies, Inc. (The)	535	$35.00	10/17/09	$(128,400)
U.S. Bancorp	625	23.00	12/19/09	(68,750)
United States Steel Corp.	255	40.00	10/17/09	(126,990)
UnitedHealth Group, Inc.	1,600	29.00	12/19/09	(144,000)
VCA Antech, Inc.	655	25.00	12/19/09	(168,663)
VeriSign, Inc.	1,585	24.00	12/19/09	(269,450)
Wal-Mart Stores, Inc.	950	52.50	12/19/09	(48,450)
Walt Disney Co. (The)	1,610	27.50	10/17/09	(112,700)
Waste Management, Inc.	720	30.00	10/17/09	(32,400)
Wells Fargo & Co.	555	24.00	10/17/09	(233,100)
Western Union Co.	1,200	20.00	11/21/09	(81,600)
Whirlpool Corp.	420	65.00	12/19/09	(399,420)
XTO Energy, Inc.	335	41.00	11/21/09	(93,465)

Total Covered Call Options Written (premiums received $18,143,530)				$(25,071,093)

Other Assets, Less Liabilities — 0.1%				$905,488

Net Assets — 100.0%				$610,166,229

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		A portion of each applicable common stock for which a written call option is outstanding at September 30, 2009 has been segregated as collateral for written options.

(2)		Non-income producing security.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2009 was $21,634.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$600,863,859

Gross unrealized appreciation	$71,045,105
Gross unrealized depreciation	(37,577,130)

Net unrealized appreciation	$33,467,975

Written call options activity for the fiscal year to date ended September 30, 2009 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	51,860	$16,573,309
Options written	304,824	56,107,548
Options terminated in closing purchase transactions	(251,251)	(54,537,327)

Outstanding, end of period	105,433	$18,143,530

At September 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At September 30, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $25,071,093.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Priced in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$68,317,841	$—		$—	$68,317,841
Consumer Staples	87,280,411	5,735,532		—	93,015,943
Energy	31,167,675	—		—	31,167,675
Financials	30,340,472	—		—	30,340,472
Health Care	101,367,333	4,447,090		—	105,814,423
Industrials	68,202,712	—		—	68,202,712
Information Technology	200,323,116	—		—	200,323,116
Materials	29,340,788	—		—	29,340,788
Telecommunication Services	1,943,288	—		—	1,943,288
Utilities	4,734,092	—		—	4,734,092

Total Common Stocks	$623,017,728	$10,182,622	*	$—	$633,200,350

Short-Term Investments	1,131,484	—		—	1,131,484

Total Investments	$624,149,212	$10,182,622		$—	$634,331,834

Liability Description

Covered Call Options Written	$(25,071,093)	$—		$—	$(25,071,093)

Total	$(25,071,093)	$—		$—	$(25,071,093)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in the applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

By:	/s/ Barbara E. Campell

Barbara E. Campbell
Treasurer

Date:	November 23, 2009